UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

MUNICIPAL HIGH INCOME PORTFOLIO

FORM N-Q

OCTOBER 31, 2013

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited)	October 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.1%
Arizona - 1.5%
Pima County, AZ, IDA Educational Revenue, Noah Webster Basic School	6.125%	12/15/34	$1,000,000	$978,610
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	8,000,000	8,102,560
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,376,675
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,173,720

Total Arizona				12,631,565

California - 12.5%
Alhambra, CA, Revenue:
Atherton Baptist Homes	7.500%	1/1/30	1,640,000	1,724,444
Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,573,470
California EFA Revenue:
College and University Financing Program	5.000%	2/1/14	1,595,000	1,607,935
College and University Financing Program	5.000%	2/1/15	1,670,000	1,735,982
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	5,000,000	4,368,400
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.250%	10/1/24	4,000,000	4,523,880
California State Prisons LA	5.250%	10/1/25	2,870,000	3,209,951
California State Prisons LA	5.000%	10/1/28	3,500,000	3,742,445
Various Capital Projects	5.125%	10/1/31	2,000,000	2,104,040
California Statewide CDA Revenue:
American Baptist Homes of the West	2.100%	10/1/19	2,250,000	2,181,533
American Baptist Homes of the West	2.400%	10/1/20	1,250,000	1,192,200
Lodi Memorial Hospital, California Mortgage Insurance	5.000%	12/1/37	14,000,000	14,499,660
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,816,320
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	5,202,900
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	3,110,000	2,666,265
Provident Group-Pomona Properties LLC	5.750%	1/15/45	2,230,000	1,875,631
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	29,000,000	36,617,720
Palomar, CA, Pomerado Health Care District, COP	6.750%	11/1/39	5,000,000	5,155,900
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,172,300
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	5,000,000	5,014,100

Total California				101,985,076

Colorado - 4.9%
Colorado Educational & Cultural Facilities Authority Revenue, Cheyenne Mountain Charter Academy Foundation	5.375%	6/15/38	2,585,000	2,344,569
Colorado Health Facilities Authority Revenue:
Christian Living Communities Project	5.750%	1/1/37	2,000,000	2,002,100
The Evangelical Lutheran Good Samaritan Society	6.125%	6/1/38	7,000,000	7,236,670	(a)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	20,000,000	23,933,000
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	4,000,000	3,487,040
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	1,000,000	1,073,570	(a)

Total Colorado				40,076,949

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 5.0%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	$29,000,000	$27,619,890
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	961,760
Sussex County, DE, Recovery Zone Facility Revenue, NRG Energy Inc., Indian River Power LLC	6.000%	10/1/40	12,000,000	12,498,000

Total Delaware				41,079,650

District of Columbia - 0.7%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	1,981,198
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,101,713
KIPP Charter School	6.000%	7/1/33	1,000,000	1,048,440
KIPP Charter School	6.000%	7/1/43	1,450,000	1,493,775

Total District of Columbia				5,625,126

Florida - 1.9%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	830,000	789,305
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	1,000,000	999,900	(b)
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	3,500,000	2,954,910	(b)
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,735,000	1,738,574
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	765,000	535,500	(c)
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,322,600	(d)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	3,108,990	(d)

Total Florida				15,449,779

Georgia - 1.7%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	6,072,386
Franklin County, GA, Industrial Building Authority Revenue:
Emmanuel College Inc.	5.750%	11/1/25	1,000,000	904,200
Emmanuel College Inc.	6.000%	11/1/32	2,850,000	2,490,986
Emmanuel College Inc.	6.250%	11/1/43	3,000,000	2,561,190
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue:
Acts Retirement-Life Communities Inc.	6.375%	11/15/29	700,000	738,752
Acts Retirement-Life Communities Inc.	6.625%	11/15/39	1,085,000	1,160,635

Total Georgia				13,928,149

Hawaii - 1.4%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Craigside Retirement Residence	7.500%	11/15/15	1,555,000	1,558,623
Craigside Retirement Residence	8.750%	11/15/29	800,000	896,176
Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	8,765,440

Total Hawaii				11,220,239

Illinois - 3.2%
Illinois Development Finance Authority Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,251,073	(b)

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.000%	5/15/30	$5,000,000	$4,687,650
Park Place of Elmhurst	8.125%	5/15/40	11,835,000	10,883,821
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	2,725,050
Refunding, OSF Healthcare System	5.750%	11/15/37	2,500,000	2,586,925
Illinois State Finance Authority Revenue, Franciscan Communities Inc.	5.125%	5/15/43	2,700,000	2,308,959

Total Illinois				26,443,478

Indiana - 2.7%
Indiana State Finance Authority Revenue:
Educational Facilities, Marian University Project	6.375%	9/15/41	15,000,000	15,318,750
Private Activity Ohio River Bridges East End Crossing Project	5.000%	7/1/48	5,500,000	4,852,980	(b)
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment Revenue	5.250%	2/1/31	1,400,000	1,461,894

Total Indiana				21,633,624

Iowa - 1.0%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	4,200,000	4,075,806
Iowa Fertilizer Co. Project	5.250%	12/1/25	4,490,000	4,102,423

Total Iowa				8,178,229

Kentucky - 2.3%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	15,000,000	15,850,350
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	2,500,000	2,505,875

Total Kentucky				18,356,225

Louisiana - 0.3%
Epps, LA, COP	8.000%	6/1/18	775,000	426,684
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	595,000	621,388
Louisiana Public Facilities Authority Revenue, Entergy Louisiana LLC Project	5.000%	6/1/30	1,535,000	1,575,647	(e)

Total Louisiana				2,623,719

Maryland - 5.8%
Maryland Industrial Development Financing Authority, EDR, Our Lady of Good Counsel School	6.000%	5/1/35	1,000,000	1,013,880
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	9,102,960
Transportation Facilities Project	5.750%	6/1/35	21,625,000	21,872,390
Maryland State EDC, Student Housing Revenue Bonds, University of Maryland, College Park Projects	5.800%	6/1/38	5,000,000	5,165,600
Maryland State Health & Higher EFA Revenue:
Mercy Medical Center	6.250%	7/1/31	9,000,000	9,779,130
Washington Christian Academy	5.250%	7/1/18	250,000	72,500	(c)
Washington Christian Academy	5.500%	7/1/38	1,170,000	339,300	(c)

Total Maryland				47,345,760

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 3.6%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	$1,120,000	$983,931	(b)
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	4,000,000	4,430,960
Massachusetts State HEFA Revenue:
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	10,000,000	9,743,400
Suffolk University	5.750%	7/1/39	13,740,000	14,225,434

Total Massachusetts				29,383,725

Michigan - 3.0%
Detroit, MI, Water Supply System Revenue:
Senior Lien	5.250%	7/1/41	5,000,000	4,603,700
Senior Lien, NATL	5.000%	7/1/34	1,000,000	915,580
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	10,000,000	11,313,900
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	917,690
Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	902,880
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,808,480
Saline, MI, EDC. Revenue, Evangelical Homes of Michigan Project	5.500%	6/1/47	1,235,000	1,115,057

Total Michigan				24,577,287

Missouri - 0.6%
Missouri State HEFA Revenue, Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,074,560
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,094,590
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,696,489

Total Missouri				4,865,639

New Jersey - 4.8%
New Jersey EDA Revenue, Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	401,088
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.125%	9/15/23	8,000,000	7,650,240	(b)
Refunding	6.875%	1/1/37	11,000,000	10,658,670	(b)
Refunding, Gloucester Marine Project	6.625%	1/1/37	3,485,000	3,492,528
School Facilities Construction	1.700%	3/1/28	17,500,000	17,062,675	(f)

Total New Jersey				39,265,201

New Mexico - 1.0%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	1,630,000	1,554,955
COP, Jail Project Revenue	6.000%	4/1/23	500,000	441,055
COP, Jail Project Revenue	7.500%	12/1/24	5,510,000	5,372,911
COP, Jail Project Revenue	6.000%	4/1/28	500,000	403,510

Total New Mexico				7,772,431

New York - 5.9%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	31,870,000	33,533,933

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/46	$2,500,000	$2,413,925
Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA	5.500%	3/20/40	935,000	991,380
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	2,395,000	1,304,389
New York City, NY, IDA, Civic Facilities Revenue:
Amboy Properties Corp. Project	6.750%	6/1/20	1,885,000	1,817,913
Special Needs Facilities Pooled Program	8.125%	7/1/19	305,000	306,043
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	7,590,030

Total New York				47,957,613

Ohio - 1.8%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing, St. Clarence - GEAC, LLC	6.125%	5/1/26	500,000	481,195
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,310,000	2,311,825
Lorain County, OH, Port Authority, Recovery Zone Facility Revenue, U.S. Steel Corp. Project	6.750%	12/1/40	5,000,000	4,950,600
Miami County, OH, Hospital Facilities Revenue, Refunding & Improvement Upper Valley Medical Center	5.250%	5/15/26	2,000,000	2,052,260
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	5,036,900

Total Ohio				14,832,780

Oklahoma - 1.0%
Oklahoma HFA, Single-Family Mortgage, GNMA	7.997%	8/1/18	20,000	20,093	(b)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,063,030
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,429,870

Total Oklahoma				8,512,993

Pennsylvania - 3.5%
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	3,000,000	1,501,980	(c)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,176,000
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,511,491
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	4,951,350
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	1,022,930	(b)
Pennsylvania Economic Development Financing Authority, Health Systems Revenue, Albert Einstein Healthcare	6.250%	10/15/23	5,000,000	5,373,600
Pennsylvania HEFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,707,305
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	601,167
Performing Arts Charter School Project	6.000%	6/15/23	3,500,000	3,464,545	(d)

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Philadelphia, PA, Hospitals & Higher EFA Revenue, Temple University Health System	6.250%	7/1/23	$2,000,000	$2,009,500

Total Pennsylvania				28,319,868

Puerto Rico - 3.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	1,750,000	1,509,900
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	11,250,000	8,830,575
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	9,000,000	7,271,730
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	7,000,000	6,068,230
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	8,500,000	6,588,095

Total Puerto Rico				30,268,530

Rhode Island - 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	990,000	712,879

South Carolina - 0.3%
Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian	5.000%	3/1/30	2,000,000	2,123,660	(a)

Tennessee - 0.1%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	950,220

Texas - 18.7%
Burnet County, TX, Public Facility Project Revenue	7.750%	8/1/29	2,825,000	1,869,387
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,678,725
Central Texas Regional Mobility Authority Revenue	6.000%	1/1/41	5,000,000	5,063,250
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	686,028
Capital Appreciation	0.000%	1/1/38	2,000,000	426,560
Capital Appreciation	0.000%	1/1/40	2,200,000	409,750
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,172,405
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,139,920
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible Cabs, Step bond	0.000%	10/1/35	4,000,000	2,389,760
First Tier Toll Revenue	5.500%	4/1/53	1,000,000	1,005,250
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	1,881,560	(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Healthcare System	0.980%	6/1/22	5,635,000	5,542,755	(f)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,552,835
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc. Projects	6.125%	7/15/27	6,645,000	6,485,121	(b)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.500%	7/15/30	6,500,000	6,530,420	(b)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.625%	7/15/38	5,000,000	5,021,750	(b)

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Maverick County, TX, Public Facility Corp. Project Revenue	6.375%	2/1/29	$520,000	$328,406
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	6.200%	11/15/29	2,500,000	2,502,075
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	890,000	890,107
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	10,549,700
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,218,460
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	1,999,469
San Leanna Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	1,000,000	1,046,510
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,064,740
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	2,300,000	(c)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	7,652,385
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	30,272,760
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	29,460,000	32,199,780
Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,329,360
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,077,200
Uplift Education	5.875%	12/1/36	1,000,000	1,015,290
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	525,000	506,163

Total Texas				151,807,881

U.S. Virgin Islands - 1.0%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	8,159,550

Virginia - 2.4%
Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project	5.600%	11/1/31	6,000,000	6,187,680	(b)
Virginia Beach, VA, Development Authority, MFH Revenue:
Residential Rental Hampton Project	7.500%	10/1/39	2,270,000	2,299,147	(b)
Residential Rental Mayfair Project	7.500%	10/1/39	2,275,000	2,304,211	(b)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	8,546,925

Total Virginia				19,337,963

West Virginia - 0.4%
Pleasants County, WV, PCR, Refunding, County Commission, Allegheny Energy Supply Co., LLC	5.250%	10/15/37	3,000,000	2,904,600

Wisconsin - 0.3%
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,099,500

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $790,537,252)				$790,429,888

SHORT-TERM INVESTMENTS - 0.8%
New Hampshire - 0.0%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.390%	11/1/20	$100,000	100,000	(b)(g)(h)

New York - 0.8%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.400%	4/1/35	400,000	400,000	(g)(h)
SPA-Dexia Credit Local	0.400%	8/1/28	1,100,000	1,100,000	(g)(h)
New York City, NY, MFA, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.400%	6/15/32	2,000,000	2,000,000	(g)(h)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.400%	8/1/22	150,000	150,000	(g)(h)
Future Tax Secured, SPA-Dexia Credit Local	0.400%	8/1/23	1,200,000	1,200,000	(g)(h)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.400%	11/1/22	1,655,000	1,655,000	(g)(h)
New York, NY, GO, Subordinated, LOC-Dexia Credit Local	0.400%	3/1/34	100,000	100,000	(g)(h)

Total New York				6,605,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,705,000)				6,705,000

TOTAL INVESTMENTS - 97.9% (Cost - $797,242,252#)				797,134,888
Other Assets in Excess of Liabilities - 2.1%				16,710,518

TOTAL NET ASSETS - 100.0%				$813,845,406

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	The coupon payment on these securities is currently in default as of October 31, 2013.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2013

MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
Radian	— Radian Asset Assurance - Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2013

Summary of Investments by Industry †

Industrial Revenue	28.2%
Health Care	19.6
Education	15.6
Transportation	15.5
Special Tax Obligation	6.4
Leasing	3.2
Power	2.6
Solid Waste/Resource Recovery	1.7
Other	1.6
Pre-Refunded/Escrowed to Maturity	1.4
Water & Sewer	1.2
Housing	1.2
Local General Obligation	1.0
Short -Term Investments	0.8

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of October 31, 2013 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AA/Aa	2.0%
A	27.4
BBB/Baa	48.3
BB/Ba	6.0
B/B	3.7
A-1/VMIG 1	0.8
NR	11.8

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSROand are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Municipal High Income Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$790,429,888	—	$790,429,888
Short-term investments†	—	6,705,000	—	6,705,000

Total investments	—	$797,134,888	—	$797,134,888

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$19,627	—	—	$19,627

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Credit and market risk. The Portfolio invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At October 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,742,368
Gross unrealized depreciation	(26,849,732)

Net unrealized depreciation	$(107,364)

At October 31, 2013, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 30-Year Bonds	164	12/13	$22,089,623	$22,109,250	$(19,627)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at October 31, 2013.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Depreciation
Interest Rate Risk	$(19,627)

During the period ended October 31, 2013, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to sell)	$5,527,313

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 20, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 20, 2013